ESTIMATION OF FAIR VALUE - Valuation of equity instruments level 3 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($) item	Dec. 31, 2022 COP ($)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 81,925	$ 55,027
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 2,567,099	$ 1,602,297
Comparable multiples / Recent transaction price - EBITDA Number of times | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation by number of times | item	1
Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Growth in residual values | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation (as a percent)		0.50%
Equity investments | Level 3 of fair value hierarchy [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 3,196	$ 8,462
Equity investments | Level 3 of fair value hierarchy [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	(3,093)	(8,183)
Equity investments | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	38,209	17,951
Equity investments | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (75,156)	(29,162)
Equity investments | Level 3 of fair value hierarchy [member] | Comparable multiples / Recent transaction price - EBITDA Number of times | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	1
Decrease in variation by number of times | item	1
Equity investments | Level 3 of fair value hierarchy [member] | Comparable multiples / Recent transaction price - EBITDA Number of times | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 557	5,039
Equity investments | Level 3 of fair value hierarchy [member] | Comparable multiples / Recent transaction price - EBITDA Number of times | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (556)	$ (5,043)
Equity investments | Level 3 of fair value hierarchy [member] | Option one, income | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%	1.00%
Decrease in variation (as a percent)	1.00%	1.00%
Equity investments | Level 3 of fair value hierarchy [member] | Option one, income | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 1,035	$ 1,790
Equity investments | Level 3 of fair value hierarchy [member] | Option one, income | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (1,046)	$ (1,680)
Equity investments | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Discount interest rates | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%	0.50%
Decrease in variation (as a percent)	0.50%	0.50%
Equity investments | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Discount interest rates | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 1,066	$ 1,078
Equity investments | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Discount interest rates | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (988)	$ (976)
Equity investments | Level 3 of fair value hierarchy [member] | Market value (square meter) | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)		10.00%
Equity investments | Level 3 of fair value hierarchy [member] | Market value (square meter) | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation (as a percent)		10.00%
Equity investments | Level 3 of fair value hierarchy [member] | Market income | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)		10.00%
Equity investments | Level 3 of fair value hierarchy [member] | Market income | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation (as a percent)		10.00%
Equity investments | Level 3 of fair value hierarchy [member] | Initial capitalization rate | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)		0.50%
Equity investments | Level 3 of fair value hierarchy [member] | Initial capitalization rate | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Decrease in variation (as a percent)		0.50%
Equity investments | Level 3 of fair value hierarchy [member] | Adjusted discounted cash flow - Growth in residual values | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)		0.50%
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)		0.30%
Decrease in variation (as a percent)		0.30%
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments		$ 305
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments		$ (267)
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | More than 5 years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%	1.00%
Decrease in variation (as a percent)	1.00%	1.00%
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | More than 5 years [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 281	$ 250
Equity investments | Level 3 of fair value hierarchy [member] | Option one | Investments in equity instruments designated at fair value through other comprehensive income [member] | More than 5 years [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (240)	$ (217)
Equity investments | Level 3 of fair value hierarchy [member] | Gradient | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.30%
Decrease in variation (as a percent)	0.30%
Equity investments | Level 3 of fair value hierarchy [member] | Gradient | Investments in equity instruments designated at fair value through other comprehensive income [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 257
Equity investments | Level 3 of fair value hierarchy [member] | Gradient | Investments in equity instruments designated at fair value through other comprehensive income [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (263)